Business Combination (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of the acquisition (in thousands):

Total cash consideration to selling shareholders	$34,052

Assets acquired and liabilities assumed
Cash and cash equivalents	2,564
Accounts receivable	2,518
Prepaid expenses and other current assets	718
Property and equipment	427
Intangible assets	9,790
Accounts payable	(285)
Accrued expenses and other current liabilities	(376)
Deferred revenue	(501)
Net deferred income tax liabilities	(2,787)

Net assets	12,068

Goodwill	$21,984

Schedule of Acquired Intangible Asset Categories, Fair Value and Amortization Periods

The acquired intangible asset categories, fair value and amortization periods, were as follows:

	Amortization Period	Fair Value (in thousands)
Trade name	1 year	$20
Developed technology	8 years	5,710
Non-compete agreements	2 years	180
Customer relationships	10 years	3,880

		$9,790

Schedule of Unaudited Pro Forma Information

The following table presents the Company’s unaudited pro forma information for the three months ended March 31, 2016 as if the acquisition occurred on January 1, 2015 (in thousands):

Three Months Ended March 31, 2016
Pro forma total revenues	$28,291
Pro forma net loss	(9,800)
Pro forma net loss per share, basic and diluted	(0.24)

The following table presents the Company’s unaudited pro forma information for the years ended December 31, 2016 and 2015 as if the acquisition occurred on January 1, 2015 (in thousands):

	Year Ended December 31,
	2016	2015
Pro forma total revenues	$128,196	$88,303
Pro forma net loss	(39,000)	(28,161)
Pro forma net loss per share, basic and diluted	(0.92)	(0.69)